Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and deposits in banks
Cash	$ 665,397	$ 861,178
Deposits at the Central Bank of Chile	1,313,394	1,731,079
Deposits in local banks	1,571	948
Deposits in banks abroad	822,926	961,315
Subtotals – Cash and deposits in banks	2,803,288	3,554,520
Net cash items in process of collection	91,332	156,814
Cash and cash equivalents	$ 2,894,620	$ 3,711,334